Cash Flow Information	12 Months Ended
Mar. 31, 2019
Supplemental Cash Flow Elements [Abstract]
Cash Flow Information

6. Cash Flow Information

The following table provides information about Cash, Cash Equivalents and Restricted Cash which are included in the Company’s consolidated balance sheets as of March 31, 2018 and 2019, respectively.

	Millions of yen
	2018	2019
Cash and Cash Equivalents	¥1,321,241	¥1,161,032
Restricted Cash	83,876	122,548

Cash, Cash Equivalents and Restricted Cash	¥1,405,117	¥1,283,580

Cash payments during fiscal 2017, 2018 and 2019 are as follows:

	Millions of yen
	2017	2018	2019
Cash payments:
Interest	¥71,280	¥75,013	¥92,424
Income taxes, net	50,813	181,854	67,065

Non-cash activities in fiscal 2017, 2018 and 2019 are as follows.

In fiscal 2017, 2018 and 2019, real estate under operating leases of ¥1,273 million, ¥226 million and ¥1,373 million, respectively, were recognized with the corresponding amounts of installment loans being derecognized as a result of acquiring real estate collateral. In fiscal 2019, property under facility operations of ¥28 million and other assets of ¥320 million, respectively, were recognized with the corresponding amounts of installment loans being derecognized as a result of acquiring real estate collateral.

In fiscal 2018, assets and liabilities decreased by ¥4,313 million and ¥2,304 million, respectively, in the Company’s consolidated balance sheet due to deconsolidation of a subsidiary and certain VIEs which had been consolidated by certain subsidiaries. The derecognized assets mainly consist of installment loans, and the derecognized liabilities mainly consist of long-term debt. In fiscal 2019, assets and liabilities decreased by ¥12,805 million and ¥12,265 million, respectively, in the Company’s consolidated balance sheet due to deconsolidation of a subsidiary and certain VIEs which had been consolidated by certain subsidiaries. The derecognized assets mainly consist of installment loans and property under facility operations, and the derecognized liabilities mainly consist of long-term debt. Derecognition of these assets and liabilities were not included in cash flows from investing activities or financing activities in the consolidated statements of cash flows because they did not involve cash transactions.

In addition, the Company and its subsidiaries recognized identifiable assets acquired and liabilities assumed at their fair values in connection with the acquisitions, details of which are provided in Note 3 “Acquisitions and divestitures.”